Cover	Dec. 08, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2022
Entity File Number	001-41144
Entity Registrant Name	ATHENA TECHNOLOGY ACQUISITION CORP. II
Entity Central Index Key	0001882198
Entity Tax Identification Number	87-2447308
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	442 5th Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(970)
Local Phone Number	925-1572
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, and one-half of one redeemable warrant
Trading Symbol	ATEK.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ATEK
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock each at an exercise price of $11.50 per share
Trading Symbol	ATEK WS
Security Exchange Name	NYSE